Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
The Company’s compensation philosophy is to pay for performance over the long- and short-term taking into consideration a range of factors, including both financial and non-financial performance measures. We align executive and shareholder interests through a compensation program providing a mix of salary, annual cash bonus incentives, and equity compensation, as further described in the “Compensation Discussion and Analysis” section above.
As required by SEC rules, the table below shows the following information for the past five fiscal years: (i) “total” compensation for our NEOs for purposes of the “Summary Compensation Table”; (ii) the “Compensation Actually Paid” to named executive officers (calculated using rules required by the SEC); (iii) our TSR; (iv) the TSR of the NAREIT All Equity Index; (v) our net income; and (vi) our FFO as adjusted per share. “Compensation Actually Paid” does not represent the value of cash and equity compensation received by named executive officers during the year, but rather is an amount calculated under SEC rules and includes, among other things, year-over-year changes in the value of unvested equity-based awards. As a result of the calculation methodology required by SEC rules, “Compensation Actually Paid” amounts below differ from compensation actually received by the individuals above and the compensation decisions described in the “Compensation Discussion and Analysis” section above.
Year (a)	Summary Compensation Table Total for PEO ($) (b)	Compensation Actually Paid to PEO ($) (c)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (d)	Average Compensation Actually Paid to Non-PEO NEOs ($) (e)	Value of Initial Fixed $100 Investment Based on:		Net Income (loss) ($ Millions) (h)	FFO, as adjusted, per Share ($) (i)
					Total Shareholder Return (VNO TSR) ($) (f)	Peer group TSR (NAREIT ALL Equity Index TSR) ($) (g)
2024	2,856,837	68,404,802	2,730,474	33,834,751	79	118	20	2.26
2023	26,843,514	62,897,417	13,923,495	30,208,873	52	112	33	2.61
2022	9,929,707	(4,862,908)	4,300,083	(829,591)	37	101	(383)	3.15
2021	9,763,351	13,365,756	3,853,014	5,479,626	70	134	208	2.86
2020	11,047,233	2,225,040	7,898,162	4,063,450	60	95	(462)	2.62
Column (b).   Reflects compensation amounts reported in the “Summary Compensation Table” for our CEO, Steven Roth, who is also our principal executive officer, or “PEO”, for the respective years shown.
Column (c).   “Compensation actually paid” to our CEO in each of 2024, 2023, 2022, 2021 and 2020 reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (c) of the table above do not reflect the actual amount of compensation earned by or paid to our CEO during the applicable year. For information regarding the decisions made by our Compensation Committee in regard to the CEO’s compensation for each fiscal year, please see the Compensation Discussion and Analysis sections of the proxy statements reporting pay for the fiscal years covered in the table above.
Year	2020	2021	2022	2023	2024
CEO	S. Roth	S. Roth	S. Roth	S. Roth	S. Roth
SCT Total Compensation ($)	11,047,233	9,763,351	9,929,707	26,843,514	2,856,837
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(10,669,189)	(9,251,060)	(7,908,798)	(21,799,562)	—
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	9,242,062	10,661,601	3,339,202	50,073,881	—
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	(7,815,409)	1,140,656	(11,209,625)	7,461,253	65,053,289
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	(400,780)	484,990	413,928	(116,897)	(87,613)
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	—	(54,741)	—	(36,722)	—
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	—	—	—	—	—
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	—	—	—	—	—
Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	821,123	620,959	572,678	471,950	582,289
Compensation Actually Paid ($)	2,225,040	13,365,756	(4,862,908)	62,897,417	68,404,802
In making the adjustments in the table above, the “value” of a stock award is the fair value of the award on the applicable date determined in accordance with FASB ASC Topic 718 using the valuation assumptions we then used to calculate the fair value of our equity awards. For more information on the valuation of our equity awards, please see the notes to our financial statements that appear in our Annual Report on Form 10-K for each fiscal year and the footnotes to the Summary Compensation Table that appears in the proxy statements reporting pay for the fiscal years covered in the table above.
Column (d).   The following non-CEO named executive officers are included in the average figures shown:
2020: Joseph Macnow, David R. Greenbaum, Michael J. Franco and Glen J. Weiss
2021: Michael J. Franco, Haim Chera, Barry S. Langer and Glen J. Weiss
2022: Michael J. Franco, Haim Chera, Barry S. Langer and Glen J. Weiss
2023: Michael J. Franco, Haim Chera, Barry S. Langer and Glen J. Weiss
2024: Michael J. Franco, Haim Chera, Barry S. Langer and Glen J. Weiss
Column (e).   Average “Compensation Actually Paid” to our non-CEO NEOs in each of 2024, 2023, 2022, 2021 and 2020 reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (d) of the table above do not reflect the actual amount of compensation earned by or paid to our non-CEO NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee in regards to the non-CEO NEOs’ compensation for each fiscal year, please the Compensation Discussion and Analysis sections of the proxy statements reporting pay for the fiscal years covered in the table above.
Year	2020 Average	2021 Average	2022 Average	2023 Average	2024 Average
Average non-PEO NEOs SCT Total Compensation ($)	7,898,162	3,853,014	4,300,083	13,923,495	2,730,474
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(3,599,693)	(1,278,192)	(1,613,244)	(10,123,564)	—
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	2,968,413	1,569,816	494,457	25,282,730	—
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	(2,607,245)	936,521	(3,981,631)	1,435,782	30,881,371
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	(931,594)	36,766	(355,524)	(480,325)	(17,642)
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	—	(6,486)	—	(7,729)	—
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	—	—	—	—	—
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	—	—	—	—	—
Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	335,407	368,187	326,268	178,484	240,548
Compensation Actually Paid ($)	4,063,450	5,479,626	(829,591)	30,208,873	33,834,751
In making the adjustments in the table above, the “value” of a stock award is the fair value of the award on the applicable date determined in accordance with FASB ASC Topic 718 using the valuation assumptions we then used to calculate the fair value of our equity awards. For more information on the valuation of our equity awards, please see the notes to our financial statements that appear in our Annual Report on Form 10-K for each fiscal year and the footnotes to the Summary Compensation Table that appears in the proxy statements reporting pay for the fiscal years covered in the table above.
Column (f).   For the relevant fiscal year, represents the cumulative TSR of Vornado based on the value of an initial fixed investment of $100 on December 31, 2019 and the reinvestment of all dividends.
Column (g).   For the relevant fiscal year, represents the cumulative TSR of the NAREIT All Equity Index (“Peer Group TSR”) based on the value of an initial fixed investment of $100 on December 31, 2019 and the reinvestment of all dividends.
Column (h).   Reflects “Net Income” in the Company’s Consolidated Income Statements included in the Company’s Annual Reports on Form 10-K for each fiscal year.
Column (i).   Company-selected Measure is FFO attributable to common shareholders plus assumed conversions, as adjusted per Share.

Company Selected Measure Name	FFO, as adjusted, per Share
Named Executive Officers, Footnote
Column (b).   Reflects compensation amounts reported in the “Summary Compensation Table” for our CEO, Steven Roth, who is also our principal executive officer, or “PEO”, for the respective years shown.
Column (d).   The following non-CEO named executive officers are included in the average figures shown:
2020: Joseph Macnow, David R. Greenbaum, Michael J. Franco and Glen J. Weiss
2021: Michael J. Franco, Haim Chera, Barry S. Langer and Glen J. Weiss
2022: Michael J. Franco, Haim Chera, Barry S. Langer and Glen J. Weiss
2023: Michael J. Franco, Haim Chera, Barry S. Langer and Glen J. Weiss
2024: Michael J. Franco, Haim Chera, Barry S. Langer and Glen J. Weiss

Peer Group Issuers, Footnote
Column (g).   For the relevant fiscal year, represents the cumulative TSR of the NAREIT All Equity Index (“Peer Group TSR”) based on the value of an initial fixed investment of $100 on December 31, 2019 and the reinvestment of all dividends.

PEO Total Compensation Amount	$ 2,856,837	$ 26,843,514	$ 9,929,707	$ 9,763,351	$ 11,047,233
PEO Actually Paid Compensation Amount	$ 68,404,802	62,897,417	(4,862,908)	13,365,756	2,225,040
Adjustment To PEO Compensation, Footnote
Column (c).   “Compensation actually paid” to our CEO in each of 2024, 2023, 2022, 2021 and 2020 reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (c) of the table above do not reflect the actual amount of compensation earned by or paid to our CEO during the applicable year. For information regarding the decisions made by our Compensation Committee in regard to the CEO’s compensation for each fiscal year, please see the Compensation Discussion and Analysis sections of the proxy statements reporting pay for the fiscal years covered in the table above.
Year	2020	2021	2022	2023	2024
CEO	S. Roth	S. Roth	S. Roth	S. Roth	S. Roth
SCT Total Compensation ($)	11,047,233	9,763,351	9,929,707	26,843,514	2,856,837
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(10,669,189)	(9,251,060)	(7,908,798)	(21,799,562)	—
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	9,242,062	10,661,601	3,339,202	50,073,881	—
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	(7,815,409)	1,140,656	(11,209,625)	7,461,253	65,053,289
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	(400,780)	484,990	413,928	(116,897)	(87,613)
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	—	(54,741)	—	(36,722)	—
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	—	—	—	—	—
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	—	—	—	—	—
Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	821,123	620,959	572,678	471,950	582,289
Compensation Actually Paid ($)	2,225,040	13,365,756	(4,862,908)	62,897,417	68,404,802
In making the adjustments in the table above, the “value” of a stock award is the fair value of the award on the applicable date determined in accordance with FASB ASC Topic 718 using the valuation assumptions we then used to calculate the fair value of our equity awards. For more information on the valuation of our equity awards, please see the notes to our financial statements that appear in our Annual Report on Form 10-K for each fiscal year and the footnotes to the Summary Compensation Table that appears in the proxy statements reporting pay for the fiscal years covered in the table above.

Non-PEO NEO Average Total Compensation Amount	$ 2,730,474	13,923,495	4,300,083	3,853,014	7,898,162
Non-PEO NEO Average Compensation Actually Paid Amount	$ 33,834,751	30,208,873	(829,591)	5,479,626	4,063,450
Adjustment to Non-PEO NEO Compensation Footnote
Column (e).   Average “Compensation Actually Paid” to our non-CEO NEOs in each of 2024, 2023, 2022, 2021 and 2020 reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (d) of the table above do not reflect the actual amount of compensation earned by or paid to our non-CEO NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee in regards to the non-CEO NEOs’ compensation for each fiscal year, please the Compensation Discussion and Analysis sections of the proxy statements reporting pay for the fiscal years covered in the table above.
Year	2020 Average	2021 Average	2022 Average	2023 Average	2024 Average
Average non-PEO NEOs SCT Total Compensation ($)	7,898,162	3,853,014	4,300,083	13,923,495	2,730,474
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(3,599,693)	(1,278,192)	(1,613,244)	(10,123,564)	—
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	2,968,413	1,569,816	494,457	25,282,730	—
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	(2,607,245)	936,521	(3,981,631)	1,435,782	30,881,371
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year ($)	(931,594)	36,766	(355,524)	(480,325)	(17,642)
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	—	(6,486)	—	(7,729)	—
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	—	—	—	—	—
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	—	—	—	—	—
Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	335,407	368,187	326,268	178,484	240,548
Compensation Actually Paid ($)	4,063,450	5,479,626	(829,591)	30,208,873	33,834,751
In making the adjustments in the table above, the “value” of a stock award is the fair value of the award on the applicable date determined in accordance with FASB ASC Topic 718 using the valuation assumptions we then used to calculate the fair value of our equity awards. For more information on the valuation of our equity awards, please see the notes to our financial statements that appear in our Annual Report on Form 10-K for each fiscal year and the footnotes to the Summary Compensation Table that appears in the proxy statements reporting pay for the fiscal years covered in the table above.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Below is an unranked list of the measures we consider most important in linking the compensation actually paid to our NEOs for 2024 with our performance.
Measure	Nature
Absolute TSR (used in LTPP)	Financial measure
Relative TSR (used in LTPP)	Financial measure
FFO, as adjusted, per Share (used in 2024 Annual Incentive Plan and LTPP)	Financial measure
Sustainability progress (used in LTPP)	Non-financial measure

Total Shareholder Return Amount	$ 79	52	37	70	60
Peer Group Total Shareholder Return Amount	118	112	101	134	95
Net Income (Loss)	$ 20,000,000	$ 33,000,000	$ (383,000,000)	$ 208,000,000	$ (462,000,000)
Company Selected Measure Amount | $ / shares	2.26	2.61	3.15	2.86	2.62
PEO Name	Steven Roth
Measure:: 1
Pay vs Performance Disclosure
Name	Absolute TSR
Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name	FFO, as adjusted, per Share
Non-GAAP Measure Description	Column (i). Company-selected Measure is FFO attributable to common shareholders plus assumed conversions, as adjusted per Share.
Measure:: 4
Pay vs Performance Disclosure
Name	Sustainability progress
Steven Roth [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,856,837	$ 26,843,514	$ 9,929,707	$ 9,763,351	$ 11,047,233
PEO Actually Paid Compensation Amount	68,404,802	62,897,417	(4,862,908)	13,365,756	2,225,040
PEO | Steven Roth [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Steven Roth [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Steven Roth [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(21,799,562)	(7,908,798)	(9,251,060)	(10,669,189)
PEO | Steven Roth [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		50,073,881	3,339,202	10,661,601	9,242,062
PEO | Steven Roth [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	65,053,289	7,461,253	(11,209,625)	1,140,656	(7,815,409)
PEO | Steven Roth [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(87,613)	(116,897)	413,928	484,990	(400,780)
PEO | Steven Roth [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	582,289	471,950	572,678	620,959	821,123
PEO | Steven Roth [Member] | Fair Value Of Stock And Option Awards Forfeited During The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(36,722)		(54,741)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(10,123,564)	(1,613,244)	(1,278,192)	(3,599,693)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		25,282,730	494,457	1,569,816	2,968,413
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	30,881,371	1,435,782	(3,981,631)	936,521	(2,607,245)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,642)	(480,325)	(355,524)	36,766	(931,594)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	240,548	178,484	326,268	368,187	335,407
Non-PEO NEO | Fair Value Of Stock And Option Awards Forfeited During The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (7,729)		$ (6,486)